Shareholder Report, Average Annual Return (Details) WE0000000002520A_Dimensional International Small Cap ETF_Single_TSR Annual {Single}	12 Months Ended	43 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional International Small Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional International Small Cap ETF – NAV
Average Annual Return, Percent	27.51%	8.94%
MSCI World ex USA Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Average Annual Return, Percent	23.59%	10.23%
MSCI World ex USA Small Cap Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (net div.)
Average Annual Return, Percent	25.75%	7.04%